Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]

11 Intangible assets

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2018	2,685	5,854	565	797	9,901
Additions through business combinations	0	0	1,070	10	1,080
Additions	515	900	0	155	1,571
Disposals at cost	(7)	(361)	0	(0)	(367)
Transfers	(71)	(143)	0	0	(213)
Expensed exploration expenditures previously capitalised	(120)	(657)	0	0	(777)
Impairment of goodwill	0	0	(164)	0	(164)
Effect of changes in foreign exchange	11	5	(12)	(1)	3

Cost at 31 December 2019	3,014	5,599	1,458	962	11,033

Accumulated depreciation and impairment losses at 31 December 2018				(229)	(229)
Amortisation and impairments for the year				(60)	(60)
Amortisation and impairment losses disposed intangible assets				(6)	(6)
Effect of changes in foreign exchange				1	1

Accumulated depreciation and impairment losses at 31 December 2019				(295)	(295)

Carrying amount at 31 December 2019	3,014	5,599	1,458	667	10,738

(in USD million)	Exploration expenses	Acquisition costs - oil and gas prospects	Goodwill	Other	Total

Cost at 31 December 2017	2,715	5,363	339	419	8,836
Additions through business combinations	0	116	265	392	773
Additions	392	917	0	(7)	1,302
Disposals at cost	(272)	(89)	0	(4)	(364)
Transfers	(13)	(148)	0	0	(161)
Expensed exploration expenditures previously capitalised	(68)	(289)	0	0	(357)
Effect of changes in foreign exchange	(70)	(17)	(39)	(2)	(128)

Cost at 31 December 2018	2,685	5,854	565	797	9,901

Accumulated depreciation and impairment losses at 31 December 2017				(215)	(215)
Amortisation and impairments for the year				(13)	(13)
Amortisation and impairment losses disposed intangible assets				(2)	(2)
Effect of changes in foreign exchange				1	1

Accumulated depreciation and impairment losses at 31 December 2018				(229)	(229)

Carrying amount at 31 December 2018	2,685	5,854	565	568	9,672

The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite useful lives are amortised systematically over their estimated economic lives, ranging between 10-20 years.

For additions through business combinations, see note 4 Acquisitions and disposals.

During 2019, Acquisition costs-oil and gas prospects were impacted by net impairment of signature bonuses and acquisition costs totalling USD 608 million related to North America – unconventional assets and impairment of acquisition costs related to exploration activities of USD 49 million primarily as a result from dry wells and uncommercial discoveries in Europe and Asia and Sub Sahara areas. In 2018, Acquisition costs-oil and gas prospects were impacted by net impairment of signature bonuses and acquisition costs totalling USD 237 million related to North America – unconventional assets, and impairment of acquisition costs related to exploration activities of USD 52 million primarily as a result from dry wells and uncommercial discoveries in South America, North America - conventional offshore US Gulf of Mexico and E&P Norway.

During 2019, Other intangible assets were impacted by impairment losses of USD 41 million.

Equinor’s Block 2 Exploration License in Tanzania was formally due to expire in June 2018, but based on communication with the applicable Tanzanian authorities, continues to be in operation while the process related to the grant of a new exploration license to the existing licensees for the block is ongoing. The Block 2 asset remains capitalised within Intangible assets in the E&P International segment as of 31 December 2019.

Impairment losses and reversals of impairment losses are presented as Exploration expenses and Depreciation, amortisation and net impairment losses on the basis of their nature as exploration assets (intangible assets) and other intangible assets, respectively. The impairment losses and reversal of impairment losses are based on recoverable amount estimates triggered by changes in reserve estimates, cost estimates and market conditions. See note 10 Property, plant and equipment for more information on the basis for impairment assessments.

The table below shows the aging of capitalised exploration expenditures.
(in USD million)	2019	2018

Less than one year	1,274	392
Between one and five years	1,056	1,406
More than five years	684	887

Total	3,014	2,685

The table below shows the components of the exploration expenses.
	Full year
(in USD million)	2019	2018	2017

Exploration expenditures	1,584	1,438	1,234
Expensed exploration expenditures previously capitalised	777	357	(8)
Capitalised exploration	(507)	(390)	(167)

Exploration expenses	1,854	1,405	1,059